Note 5 - Long-term Debt (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Interest Expense, Total	$ 1,121,172	$ 1,247,821
Restricted Cash [Member]
Cash Deposits	$ 7,389,456		$ 3,668,036
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member] | Minimum [Member]
Debt Instrument, Asset Coverage Ratio	120.00%
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member] | Maximum [Member]
Debt Instrument, Asset Coverage Ratio	130.00%